Derivative Instruments	3 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Crude Oil Contracts
The Company uses commodity based derivative contracts to reduce exposure to fluctuations in crude oil prices. While the use of these contracts limits the downside risk for adverse price changes, their use may also limit future revenues from favorable price changes.
As of December 31, 2020, the Company's oil derivative instruments consisted of the following types:
•Fixed Price Swaps – the Company receives a fixed price for the contract and pays a floating market price to the counterparty over a specified period for a contracted volume.
•Costless collars – the combination of a put option (fixed floor) and call option (fixed ceiling), with the options structured so that the premium paid to purchase the put option is offset by the premium received from the sale of the call option. If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the put and the call strike price, no payments are due from either party.
•Basis Protection Swaps – Basis swaps are settled based on differences between a fixed price differential and the differential between the settlement prices of two referenced indexes. We receive the fixed price differential and pay the differential between the referenced indexes.
The following table summarizes the open financial derivative positions as of December 31, 2020, related to crude oil production.

		Weighted Average Price
Calendar Quarter	Notional Volume	Fixed	Put	Call
	(Bbl)	($ per Bbl)
Crude Oil Swaps
Q1 2021	442,253	$52.30	$—	$—
Q2 2021	517,768	$51.17	$—	$—
Q3 2021	534,278	$50.99	$—	$—
Q4 2021	528,116	$51.06	$—	$—
2022	360,000	$45.25	$—	$—

Natural Gas Swaps
Q1 2021	450,000	$2.97	$—	$—
Q2 2021	450,000	$2.97	$—	$—
Q3 2021	450,000	$2.97	$—	$—
Q4 2021	450,000	$2.97	$—	$—

Crude Oil Collars
2022	360,000	$—	$35.00	$42.63

Crude Oil Basis
Q1 2021	435,000	$0.40	$—	$—
Q2 2021	435,000	$0.40	$—	$—
Q3 2021	435,000	$0.40	$—	$—
Q4 2021	435,000	$0.40	$—	$—
Interest Rate Contracts
The Company has entered into floating-to-fixed interest rate swaps (we receive a floating market rate and pay a fixed interest rate) to manage interest rate exposure related to the revolving credit facility.
The notional amount of the interest rate swaps, as of December 31, 2020 and September 30, 2020, was $95 million and expires on September 28, 2021.
Balance Sheet Presentation of Derivatives
The following table presents the location and fair value of the Company’s derivative contracts included in the accompanying consolidated balance sheets as of December 31, 2020 and September 30, 2020.

	December 31, 2020
Balance Sheet Classification	Gross Fair Value	Amounts Netted	Net Fair Value
	($ in thousands)
Current derivative assets	$9,419	$(3,338)	$6,081
Non-current derivative assets	—	—	—
Current derivative liabilities	(3,610)	3,338	(272)
Non-current derivative liabilities	(2,970)	—	(2,970)
Total	$2,839	$—	$2,839

	September 30, 2020
Balance Sheet Classification	Gross Fair Value	Amounts Netted	Net Fair Value
	($ in thousands)
Current derivative assets	$19,690	$(871)	$18,819
Non-current derivative assets	4,651	(1,549)	3,102
Current derivative liabilities	(871)	871	—
Non-current derivative liabilities	(1,549)	1,549	—
Total	$21,921	$—	$21,921
The following table presents the Company's derivative activities for the three months ended December 31, 2020 and 2019.

	Three Months Ended December 31,
	2020	2019
	($ in thousands)
Fair value of net asset, beginning of period	$21,921	$14,959
Loss on derivatives	(13,909)	(18,035)
Settlements on derivatives	(5,173)	(556)
Fair value of net asset (liability), end of period	$2,839	$(3,632)